UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09471

        Nuveen Maryland Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 2.6% (1.7% of Total Investments)
$ 205	Baltimore, Maryland, Pollution Control Revenue Bonds, General Motors Corporation, Series 1993,	No Opt. Call	B–	$204,178
	5.350%, 4/01/08
1,000	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	1,075,290
	9/01/39 – XLCA Insured
310	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba1	327,121
	5.875%, 9/01/39

1,515	Total Consumer Discretionary			1,606,589

	Consumer Staples – 2.6% (1.7% of Total Investments)
1,545	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	1,586,437
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 15.6% (10.3% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College,
	Series 2001A:
465	5.700%, 9/01/20	3/10 at 101.00	BBB–	485,051
500	5.750%, 9/01/25	3/10 at 101.00	BBB–	521,175
645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	679,153
	Series 2004, 5.250%, 4/01/34
1,000	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of	7/11 at 100.00	AAA	1,050,000
	Maryland – College Park, Series 2001, 5.000%, 7/01/19 – AMBAC Insured
1,500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/08 at 102.00	BBB–	1,554,000
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A–	517,900
	Series 2004, 5.125%, 7/01/34
625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/11 at 100.00	Baa1	649,381
	College of Art, Series 2001, 5.500%, 6/01/32
400	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	426,808
	High School, Series 2005A, 6.000%, 5/01/35
615	Montgomery County Revenue Authority, Lease Revenue Bonds, Montgomery College Arts Center	5/15 at 100.00	A1	653,843
	Project, Series 2005A, 5.000%, 5/01/20
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
215	5.375%, 2/01/19	2/09 at 101.00	BBB–	221,205
410	5.375%, 2/01/29	2/09 at 101.00	BBB–	419,287
	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,070,060
500	5.000%, 4/01/19	4/13 at 100.00	AA	532,095
800	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA	861,344
	10/01/22

9,175	Total Education and Civic Organizations			9,641,302

	Health Care – 25.3% (16.7% of Total Investments)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/08 at 101.00	AAA	1,030,550
	Medical Center, Series 1998, 5.125%, 7/01/28 – FSA Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/08 at 102.00	A2	1,019,300
	Hospital, Series 1998, 5.000%, 7/01/28
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County	7/12 at 100.00	Baa1	1,076,400
	General Hospital, Series 2002, 6.000%, 7/01/26
750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	AA	771,487
	Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	7/12 at 100.00	Baa1	513,650
	Hospital, Series 2002, 5.125%, 7/01/35
650	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore	7/11 at 100.00	A+	662,948
	Medical Center, Series 2001, 5.000%, 7/01/34
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	5/11 at 100.00	AA–	1,293,025
	Hospital, Series 2001, 5.000%, 5/15/21
2,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	6/09 at 101.00	A+	2,327,350
	System, Series 1998A, 5.375%, 7/01/15
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger	7/13 at 100.00	Baa2	1,043,550
	Institute, Series 2003, 5.500%, 7/01/33
585	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	A	607,113
	System, Series 2004A, 5.125%, 7/01/34
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	BBB+	741,041
	Series 2004, 5.375%, 8/15/24
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/11 at 100.00	A–	1,040,170
	Center, Series 2001, 5.625%, 7/01/31
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/11 at 100.00	A+	2,070,080
	Maryland Medical System, Series 2001, 5.250%, 7/01/28
570	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Union	7/08 at 101.00	A3	580,716
	Hospital of Cecil County, Series 1998, 5.100%, 7/01/22
	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
290	5.375%, 7/01/14	1/07 at 100.00	B3	264,863
700	5.300%, 7/01/24	1/07 at 100.00	B3	591,101

15,220	Total Health Care			15,633,344

	Housing/Multifamily – 18.8% (12.4% of Total Investments)
750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek	10/08 at 102.00	AAA	766,290
	Apartments, Series 1998A, 5.250%, 10/20/33
2,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1998A, 5.625%,	7/08 at 101.00	Aa2	2,043,960
	1/01/40 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/11 at 100.00	Aaa	1,032,560
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
215	4.250%, 10/01/10	No Opt. Call	B1	206,456
50	5.000%, 10/01/15	10/13 at 100.00	B1	48,143
210	5.625%, 10/01/23	10/13 at 100.00	B1	206,596
1,800	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	7/11 at 101.00	A	1,927,674
	University Village, Series 2001, 6.000%, 7/01/33 – ACA Insured
475	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	499,097
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
750	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily	7/08 at 101.00	Aaa	764,468
	Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	2,084,240
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
2,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/11 at 100.00	Aaa	2,063,100
	Bonds, Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

11,250	Total Housing/Multifamily			11,642,584

	Housing/Single Family – 7.5% (5.0% of Total Investments)
300	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	305,487
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)
1,200	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	1,220,544
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
	(Alternative Minimum Tax)
815	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	825,481
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (WI/DD, Settling
	9/14/06) (Alternative Minimum Tax)
25	Maryland Community Development Administration, Residential Revenue Bonds, Series 1999E,	9/09 at 100.00	Aa2	25,359
	5.700%, 9/01/17
550	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001B,	9/10 at 100.00	Aa2	568,750
	5.450%, 9/01/32 (Alternative Minimum Tax)
1,000	Maryland Community Development Administration, Residential Revenue Bonds, Series 2001F,	3/11 at 100.00	Aa2	1,034,530
	5.600%, 9/01/28 (Alternative Minimum Tax)
600	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	605,028
	4.750%, 9/01/25 (Alternative Minimum Tax)
75	Maryland Community Development Administration, Single Family Program Bonds, First Series 2001,	10/10 at 100.00	Aa2	75,104
	5.000%, 4/01/17

4,565	Total Housing/Single Family			4,660,283

	Industrials – 1.6% (1.1% of Total Investments)
1,000	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO	1/09 at 101.00	BBB	1,014,400
	Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)

	Long-Term Care – 0.6% (0.3% of Total Investments)
300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	311,265
	2006A, 5.400%, 1/01/31

	Tax Obligation/General – 36.0% (23.7% of Total Investments)
	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
730	5.000%, 3/01/21	3/16 at 100.00	AA+	787,524
565	5.000%, 3/01/21	3/16 at 100.00	AA+	609,522
3,500	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue,	6/11 at 101.00	AAA	3,662,571
	5.000%, 6/01/27
300	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	327,522
500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%,	No Opt. Call	AA	555,655
	11/01/20
	Frederick, Maryland, General Obligation Bonds, Series 2005:
600	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	653,388
500	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	542,760
1,360	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2001A, 4.750%, 2/15/21	2/09 at 101.00	AAA	1,396,706
1,000	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/14 at 100.00	AA	1,076,080
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,089,460
1,360	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	1,491,580
	2005A, 5.000%, 7/01/15
430	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	453,285
740	Ocean City, Maryland, General Obligation Bonds, Series 2001, 4.875%, 3/01/19 – FGIC Insured	3/11 at 101.00	AAA	778,302
1,500	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	12/11 at 101.00	AAA	1,620,585
	Series 2001, 5.250%, 12/01/20 – FGIC Insured
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	10/13 at 100.00	AA+	1,069,710
	Series 2003A, 5.000%, 10/01/17
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	General Obligation Construction Bonds, Series 2001:
895	5.000%, 6/01/22	6/11 at 100.00	AAA	935,284
935	5.000%, 6/01/23	6/11 at 100.00	AAA	977,084
985	5.000%, 6/01/24	6/11 at 100.00	AAA	1,029,335
1,035	5.000%, 6/01/25	6/11 at 100.00	AAA	1,081,585
700	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/15 at 100.00	AAA	764,337
	Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16
1,290	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	6/11 at 100.00	AAA	1,332,815
	Water Supply Bonds, Series 2001, 4.750%, 6/01/20

20,925	Total Tax Obligation/General			22,235,090

	Tax Obligation/Limited – 18.0% (11.9% of Total Investments)
625	Annapolis, Maryland, Special Obligation Bonds, Park Place Project, Series 2005A, 5.350%,	1/15 at 101.00	N/R	640,875
	7/01/34
605	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center	No Opt. Call	N/R	615,830
	Project, Series 2002, 5.000%, 7/01/12
500	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System,	5/13 at 100.00	AA+	533,045
	Series 2003A, 5.000%, 5/01/18
500	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	529,235
350	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	369,474
	5.750%, 7/01/34
1,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AA	1,699,215
	5.500%, 2/01/16
1,000	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AA	1,080,550
	5.000%, 5/01/13
1,405	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation	6/12 at 100.50	AA+	1,524,284
	Headquarters Building, Series 2002, 5.375%, 6/01/19
370	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square	9/12 at 100.00	AA+	396,370
	Parking Garage, Series 2002A, 5.000%, 9/15/13
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	6/13 at 100.00	AAA	795,034
	2003A, 5.000%, 6/30/14 – MBIA Insured
270	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	274,628
	2005, 5.200%, 7/01/34
450	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/13 at 100.00	N/R	456,021
	2005, 5.250%, 7/01/35
700	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	804,174
	5.500%, 7/01/19 – MBIA Insured
1,290	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/10 at 101.00	BBB	1,415,801
	10/01/19

10,305	Total Tax Obligation/Limited			11,134,536

	Transportation – 1.6% (1.0% of Total Investments)
650	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	7/11 at 100.00	AAA	672,068
	Johns Hopkins Hospital, Series 2001, 5.000%, 7/01/27 – AMBAC Insured
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Medical Institution, Series 2004B:
150	5.000%, 7/01/13 – AMBAC Insured	No Opt. Call	AAA	161,718
135	5.000%, 7/01/14 – AMBAC Insured	No Opt. Call	AAA	146,308

935	Total Transportation			980,094

	U.S. Guaranteed – 19.2% (12.7% of Total Investments) (4)
	Anne Arundel County, Maryland, Various Purpose General Obligation Bonds, Series 2001:
580	4.800%, 2/15/18 (Pre-refunded 2/15/11)	2/11 at 101.00	AA+ (4)	614,336
500	5.000%, 2/15/28 (Pre-refunded 2/15/11)	2/11 at 101.00	AA+ (4)	533,690
1,500	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/12 at 100.00	AAA	1,611,960
	2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)
1,015	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AAA	1,099,681
	FGIC Insured (ETM)
500	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A,	8/12 at 100.00	AAA	537,490
	5.000%, 8/15/15 (Pre-refunded 8/15/12)
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Collington	4/11 at 101.00	N/R (4)	562,440
	Episcopal Life Care Community Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)
835	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	AAA	963,056
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
2,300	5.500%, 10/01/32	10/10 at 101.00	AAA	2,467,693
1,700	5.500%, 10/01/40	10/10 at 101.00	AAA	1,821,210
1,590	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,664,969
	5.750%, 7/01/20 (Pre-refunded 7/01/10)

11,020	Total U.S. Guaranteed			11,876,525

	Utilities – 1.6% (1.1% of Total Investments)
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/07 at 100.00	N/R	1,010,970
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Water and Sewer – 0.6% (0.4% of Total Investments)
355	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	389,428
	2005A, 5.000%, 9/01/15

$ 89,110	Total Investments (cost $90,440,250) – 151.6%			93,722,847

	Other Assets Less Liabilities – 0.1%			119,767

	Preferred Shares, at Liquidation Value – (51.7)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$61,842,614

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard &
Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $90,503,472.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$3,407,774
Depreciation	(188,399)

Net unrealized appreciation (depreciation) of investments	$3,219,375

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Maryland Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.